SUBSEQUENT EVENTS (Details) - USD ($)		1 Months Ended				6 Months Ended	12 Months Ended
	Jan. 17, 2017	Mar. 29, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2015	Mar. 31, 2017
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Other						50,000
Stock Issued During Period, Value, Other (in Dollars)							$ 780,600
Debt Instrument, Face Amount (in Dollars)						$ 105,000		$ 100,000
Debt Instrument, Interest Rate, Stated Percentage						8.00%
Stock Issued During Period, Shares, Issued for Services					15,846	15,000	19,750
Shares Issued, Price Per Share (in Dollars per share)					$ 0.50
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Litigation Settlement, Expense (in Dollars)	$ 250,000
Stock Issued During Period, Shares, Other	132,248			132,248
Stock Issued During Period, Value, Other (in Dollars)	$ 238,000
Debt Instrument, Face Amount (in Dollars)	$ 300,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Stock Issued During Period, Shares, Issued for Services	100,000	8,823	8,823	100,000
Stock Repurchased During Period, Shares	2,500,000
Shares Repurchase, Option to Repurchase Additional Shares	1,000,000
Shares Issued, Price Per Share (in Dollars per share)				$ 0.001
Consulting Agreement, Percentage of Proceeds Raised, Cash Compensation			7.00%
Stock Issued, Calculation of Price		3-day closing average of the Company’s common stock of $1.70 per share